Employee Stock Based Incentives (Tables)	12 Months Ended
Dec. 31, 2010
Employee Stock-Based Incentives (Tables) [Abstract]
Restricted Stock Unit (RSU) activity

		Weighted-
Year ended December 31, 2010	Number of	average grant
(in thousands, except weighted average data)	shares	date fair value

Outstanding, January 1	221,265	$29.32
Granted	80,142	42.92
Vested	(59,137)	43.05
Forfeited	(8,149)	31.15

Outstanding, December 31	234,121	$30.45

Employee stock option and Stock Appreciation Rights (SARs) activity

Year ended December 31, 2010
(in thousands, except
weighted-average data, and	Number of	Weighted-average	Weighted-average remaining	Aggregate
where otherwise noted)	options/SARs	exercise price	contractual life (in years)	intrinsic value

Outstanding, January 1	266,568	$45.83
Granted	20,949	42.96
Exercised	(12,870)	30.69
Forfeited	(3,076)	34.82
Canceled	(37,044)	65.95

Outstanding, December 31	234,527	$43.33	3.4	$1,191,151
Exercisable, December 31	181,183	45.52	2.1	788,217

Noncash compensation expense related to employee stock-based incentive plans

Year ended December 31, (in millions)	2010	2009	2008

Cost of prior grants of RSUs and SARs that are amortized over their applicable vesting periods	$2,479	$2,510	$2,228
Accrual of estimated costs of RSUs and SARs to be granted in future periods including those to full-career eligible employees	772	845	409

Total noncash compensation expense related to employee stock-based incentive plans	$3,251	$3,355	$2,637

Cash received from the exercise of stock options under all stock-based incentive arrangements, and the actual income tax benefit realized related to tax deductions from the exercise of the stock options

Year ended December 31, (in millions)	2010	2009	2008

Cash received for options exercised	$205	$437	$1,026
Tax benefit realized	14	11	72

Assumptions used to value employee stock options and Stock Appreciation Rights (SARs)

Year ended December 31,	2010	2009	2008

Weighted-average annualized
valuation assumptions
Risk-free interest rate	3.89%	2.33%	3.90%
Expected dividend yield(a)	3.13	3.40	3.57
Expected common stock price volatility	37	56	34
Expected life (in years)	6.4	6.6	6.8

(a)	In 2010 and 2009, the expected dividend yield was determined using historical dividend yields.